1900 K Street, NW
Washington, DC 20006-1110
+1 202 261 3300 Main
+1 202 261 3333 Fax www.dechert.com

MATTHEW BARSAMIAN

matthew.barsamian@dechert.com
+1 202 261 3392 Direct
+1 202 261 3333 Fax

July 31, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	AB CarVal Credit Opportunities Fund – Registration Statement on Form N-2

Ladies and Gentlemen:

Enclosed for filing on behalf of AB CarVal Credit Opportunities Fund (“Fund”), a closed-end management investment company, is Pre-Effective Amendment No. 1 to the Fund’s registration statement under the Securities Act of 1933 (“Securities Act”) and Amendment No. 3 to the Fund’s registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). This filing is being made for the purpose of: (i) filing certain required exhibits; (ii) incorporating comments received from the Staff of the U.S. Securities and Exchange Commission in connection with its review of the Fund’s initial registration statement under the Securities Act and Amendment No. 2 to the Fund’s Registration Statement under the 1940 Act; and (iii) making certain other changes to the Prospectus for the Fund.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact me at (202) 261-3392.

Sincerely,

/s/ Matthew Barsamian
Matthew Barsamian